Consolidated Statements of Cash Flows (USD $)	12 Months Ended		54 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Operating activities
Net income (loss)	$ (2,364,852)	$ (3,758,817)	$ (6,200,728)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	717,450	250,821	968,270
Write-down of supplies inventory		38,000	38,000
Write-down of web development costs			9,000
Fair value of derivative liabilities in excess of proceeds		808,590	808,590
Loss on extinguishment of debt	761,492		761,492
(Gain) loss on adjustment to fair value of derivative liabilities	(4,192,781)	1,041,795	(3,150,986)
Non-cash interest expense	266,567		266,567
Share-based compensation	332,778		332,778
Amortization of common stock issued for services	249,000	83,000	332,000
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	(164,220)	(178,961)	(343,180)
(Increase) decrease in other current assets	7,572	(15,939)	(8,367)
(Decrease) increase in accounts payable and accrued liabilities	15,146	353,246	384,321
(Decrease) increase in accrued compensation	151,075	67,774	218,849
(Decrease) Increase in accrued income taxes	1,600	1,600	3,200
Net cash (used in) provided by operating activities	(4,219,173)	(1,308,891)	(5,580,194)
Investing activities
Purchases of property and equipment	(54,511)	(61,286)	(124,797)
Investment in intangible assets		(250,000)	(250,000)
Net cash (used in) provided by investing activities	(54,511)	(311,286)	(374,797)
Financing activities
Proceeds from issuance of common stock and warrants	7,750,000	4,092,000	11,889,000
Payment of financing and offering costs	(542,500)		(542,500)
Payment of amounts due under acquisition obligation	(250,000)		(250,000)
Proceeds from amounts due to stockholder		139,500	153,867
Repayment of amounts due to stockholder		(153,867)	(153,867)
Net cash (used in) provided by financing activities	6,957,500	4,077,633	11,096,500
Net increase (decrease) in cash	2,683,816	2,457,456	5,141,509
Cash and cash equivalents, at beginning of period	2,457,693	237
Cash and cash equivalents, at end of period	5,141,509	2,457,693	5,141,509
Cash paid during the period for:
Interest		1,357	1,357
Income taxes	800		800
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in the public offering	276,980		276,980
Acquisition obligation of asset purchase agreement		2,750,000	2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants	$ 402,355		$ 402,355